Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 26, 2019	Jul. 28, 2016	Jun. 01, 2015	Feb. 16, 2015	Nov. 02, 2014	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 14,480	$ 2,350	$ (12,108)
Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		3,732,750
Share-based compensation expense		$ 4,200
Total fair values of share options vested		4,200	1,000	5,700
Total intrinsic value of share options exercised		$ 100	6,600	14,900
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Share Based Compensation Arrangement By Share Based Payment Award Per Share Fixed Price	$ 5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price of Shares	0.01
Accrued fixed price, final	5.39
Share-based Compensation Arrangements by Share-based Payment Award Options Not Exercisable in Period Conditionally Repurchased Price	5.39
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Fixed Price	5.39
Consideration Per Share	5.40
Share Based Compensation Arrangement By Share Based Payment Award Per Share Fixed Price	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 7,700	$ (1,900)	$ (6,500)
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance									6,000,000	2,000,000
Plan expiration date		Jun. 30, 2024
Number of shares under contractually granted share options					3,023,000	100,000	1,998,000
Exercise Price of Shares	$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan			10 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options									2,416,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options								2,400,000